Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 20, 2022
Document Effective Date	Oct. 24, 2022
Prospectus Date	Oct. 24, 2022
Utah Focus Fund | Institutional Class
Prospectus:
Trading Symbol	UTFOX